Financial instruments - additional disclosures (Details 8) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturity of net debt [line items]
Current financial assets	$ 11,563	$ 11,446
Non-current financial debts	(26,259)	(20,353)
Current financial debt	(9,785)	(7,031)
Net debt	(24,481)	(15,938)
Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	1,635	122
Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	110
Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	159	102
Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	9,658	11,112
Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(26,259)	(20,353)
Current financial debt	(9,591)	(6,846)
Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(26,463)	(20,505)
Current financial debt	(9,593)	(6,846)
Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(194)	(185)
Not later than one month [member]
Maturity of net debt [line items]
Current financial assets	8,609	9,746
Current financial debt	(4,288)	(4,373)
Net debt	4,321	5,373
Not later than one month [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	13	20
Not later than one month [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	38	14
Not later than one month [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	8,558	9,712
Not later than one month [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(4,195)	(4,243)
Not later than one month [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(4,195)	(4,243)
Not later than one month [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(93)	(130)
Later than one month and not later than three months [member]
Maturity of net debt [line items]
Current financial assets	2,781	1,505
Current financial debt	(2,302)	(1,402)
Net debt	479	103
Later than one month and not later than three months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	1,571	26
Later than one month and not later than three months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	110	79
Later than one month and not later than three months [member] | Cash and cash equivalents [member]
Maturity of net debt [line items]
Current financial assets	1,100	1,400
Later than one month and not later than three months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(2,218)	(1,373)
Later than one month and not later than three months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(2,219)	(1,373)
Later than one month and not later than three months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(84)	(29)
Later than three month and not later than twelve months [member]
Maturity of net debt [line items]
Current financial assets	29	19
Current financial debt	(3,195)	(1,256)
Net debt	(3,166)	(1,237)
Later than three month and not later than twelve months [member] | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	25	16
Later than three month and not later than twelve months [member] | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	4	3
Later than three month and not later than twelve months [member] | Financial debt [member]
Maturity of net debt [line items]
Current financial debt	(3,178)	(1,230)
Later than three month and not later than twelve months [member] | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Current financial debt	(3,179)	(1,230)
Later than three month and not later than twelve months [member] | Derivative financial instruments [member]
Maturity of net debt [line items]
Current financial debt	(17)	(26)
Between one and five years
Maturity of net debt [line items]
Current financial assets	9	6
Non-current financial debts	(10,621)	(9,110)
Net debt	(10,612)	(9,104)
Between one and five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	5	3
Between one and five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	4	3
Between one and five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(10,621)	(9,110)
Between one and five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	(10,661)	(9,150)
Later than five years
Maturity of net debt [line items]
Current financial assets	135	170
Non-current financial debts	(15,638)	(11,243)
Net debt	(15,503)	(11,073)
Later than five years | Marketable securities and time deposits [member]
Maturity of net debt [line items]
Current financial assets	21	57
Later than five years | Commodities [member]
Maturity of net debt [line items]
Current financial assets	111	110
Later than five years | Deriviative financial instruments and accrued interest [member]
Maturity of net debt [line items]
Current financial assets	3	3
Later than five years | Financial debt [member]
Maturity of net debt [line items]
Non-current financial debts	(15,638)	(11,243)
Later than five years | Financial debt - undiscounted [member]
Maturity of net debt [line items]
Non-current financial debts	$ (15,802)	$ (11,355)